Expense Example - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Capital Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Service Shares 1 Year	Service Shares 3 Years	Service Shares 5 Years	Service Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	650	889	1,146	1,881	282	591	1,025	2,233	72	245	434	980	122	402	703	1,559	81	280	497	1,119	131	437	764	1,691	70	242	429	969